401(k) Plan	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
401(k) Plan

13. 401(k) Plan

The Company sponsors a 401(k) savings plan for all eligible employees. The Company may make discretionary matching contributions to the plan to be allocated to employee accounts based upon employee deferrals and compensation. To date, the Company has not made any matching contributions into the savings plan.